OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Liabilities, Current [Abstract]
Other current liabilities

23.	OTHER CURRENT LIABILITIES
Other current liabilities is comprised of the following:

(in thousands of $)	2023	2022
Day 1 gain deferred revenue - current portion (1) (note 24)	(12,783)	(12,783)
Deferred revenue	(4,220)	(6,080)
Current portion of operating lease liability (note 13)	(1,462)	(1,328)
Contract liability (note 7)	—	(4,177)
Other payables (2)	(32,485)	(3,077)
Other current liabilities	(50,950)	(27,445)
(1) Current portion of Day 1 gain deferred on initial recognition of the oil and gas derivative instruments embedded in the LTA (note 7). As of December 31, 2023, current portion of the deferred revenue relating to FLNG Hilli’s oil and gas derivative instruments is $10.0 million and $2.8 million, respectively (2022: $10.0 million and $2.8 million).
(2) Included in “Other payables” as of December 31, 2023 and 2022 is pre-commissioning contractual cash flow in relation to the Gimi LOA of $30.5 million and $nil, respectively (note 18).